united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE & DEFENSE - 2.1%
500,000	Arconic, Inc.	$8,505,000

	AUTO PARTS & EQUIPMENT - 3.1%
87,000	Autoliv, Inc.	12,460,140

	BUILDING MATERIALS - 3.5%
77,417	Armstrong Flooring, Inc. *	1,086,935
199,971	Armstrong World Industries, Inc. *	12,638,167
		13,725,102
	COMMERCIAL SERVICES - 7.3%
103,754	Automatic Data Processing, Inc.	13,917,562
31,990	Herc Holdings, Inc. *	1,802,317
96,078	Hertz Global Holdings, Inc. *	1,473,836
214,633	Sotheby's *	11,663,157
		28,856,872
	COMPUTERS - 3.1%
214,456	Seagate Technology PLC	12,110,330

	DIVERSIFIED FINANCIAL SERVICES - 5.8%
46,100	Alliance Data Systems Corp.	10,750,520
1,068,000	SLM Corp. *	12,228,600
		22,979,120
	ENGINEERING & CONSTRUCTION - 0.9%
137,221	NVENT Electric PLC *	3,444,247

	FOOD - 4.7%
286,160	Hain Celestial Group, Inc. *	8,527,568
154,000	Pinnacle Foods, Inc.	10,019,240
		18,546,808
	HEALTHCARE - PRODUCTS - 3.7%
200,318	Baxter International, Inc.	14,791,481

	HEALTHCARE - SERVICES - 2.0%
180,713	MEDNAX, Inc. *	7,821,259

	HOUSEWARES - 3.0%
456,000	Newell Brands, Inc.	11,760,240

	INTERNET - 5.8%
433,930	Cars.com, Inc. *	12,319,273
219,776	Imperva, Inc. *	10,604,192
		22,923,465
	MACHINERY - CONSTRUCTION & MINING - 5.7%
509,388	ABB Ltd. ADR	11,089,377
273,706	Terex Corp.	11,547,656
		22,637,033
	MACHINERY - DIVERSIFIED - 3.1%
552,024	Welbilt, Inc. *	12,315,655

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	MISCELLANEOUS MANUFACTURER - 5.3%
137,221	Pentair PLC	$5,774,260
448,500	Trinity Industries, Inc.	15,365,610
		21,139,870
	PHARMACEUTICALS - 2.8%
149,249	Perrigo Co. PLC	10,881,745

	PIPELINES - 4.9%
299,678	Cheniere Energy, Inc. *	19,536,009

	REAL ESTATE - 7.1%
223,818	CBRE Group, Inc. - Class A *	10,685,071
130,528	Howard Hughes Corp. *	17,294,960
		27,980,031
	REITS - 3.6%
630,000	Forest City Realty Trust, Inc.	14,370,300

	RETAIL - 3.4%
31,332	Chipotle Mexican Grill, Inc. *	13,515,685

	SEMICONDUCTORS - 7.8%
692,019	Marvell Technology Group Ltd.	14,836,887
192,546	Mellanox Technologies Ltd. *	16,231,628
		31,068,515
	SOFTWARE - 6.3%
196,790	Akamai Technologies, Inc. *	14,410,932
98,618	Citrix Systems, Inc. *	10,339,111
		24,750,043
	TELECOMMUNICATIONS - 4.0%
17,338	LogMeIn, Inc.	1,790,148
1,853,002	Telafonaktiebolagat LM Ericsson ADR	14,212,525
		16,002,673

	TOTAL COMMON STOCK (Cost - $319,616,145)	392,121,623

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
4,034,878	Dreyfus Treasury Prime Cash Management - Institutional Class, 1.68% ** (Cost - $4,034,878)	4,034,878

	TOTAL INVESTMENTS - 100.0% (Cost - $323,651,023) (a)	$396,156,501
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	44,305
	NET ASSETS - 100.0%	$396,200,806

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.

ADR - American Depositary Receipt
PLC - Public Limited Company
REITS - Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $325,537,375 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$81,838,630
	Unrealized Depreciation:	(11,219,504)
	Net Unrealized Appreciation:	$70,619,126

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2018 in valuing the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$392,121,623	$-	$-	$392,121,623
Short-Term Investment	4,034,878	-	-	4,034,878
Total	$396,156,501	$-	$-	$396,156,501
The Fund did not hold any level 3 securities.
There were no transfers into or out of Level 1 or Level 2 during the current period presented.
It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/27/18

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/27/18